Investment Strategy	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of foreign companies, directly and/or through American Depositary Receipts (“ADRs”). ADRs are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign companies. For purposes of the Portfolio’s investment strategy, a foreign company generally includes a company that is economically tied to a developed market country outside the United States, has securities that are principally traded outside the United States, derives a significant portion of its revenues from business activities outside the United States, or maintains a significant portion of its assets outside the United States. Glenmede Investment Management LP (the “Advisor”) uses proprietary multi-factor computer models to select stocks and/or ADRs of foreign companies that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures, and material sustainability-related criteria. As sustainability-related information is just one investment criterion, sustainability-related considerations are generally not solely determinative in any investment decision made by the Advisor. The Portfolio may actively trade its securities to achieve its principal investment strategies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities of foreign companies, directly and/or through American Depositary Receipts (“ADRs”).
Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on U.S. or foreign stock index exchange-traded funds (“ETFs”), U.S. or foreign stock indices and/or individual U.S. or foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. Under normal market circumstances, the Portfolio will write covered call and/or secured put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices and/or individual U.S. or foreign stocks in at least three different countries, other than the United States, and will invest at least 40% of its net assets outside of the U.S. The Portfolio is called Global “Secured Options” because the call and put options it writes will be covered by owning the U.S. or foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. The Portfolio may invest in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. If the Portfolio only writes secured put options, its assets may consist entirely of cash, cash equivalents, or an offsetting equity index put option (forming a put spread) to secure those puts. In this case, the Portfolio may hold few or no stocks or other securities. If the Portfolio only writes covered calls on a stock index, it may hold long stock index ETFs or offsetting stock index call options, instead of individual U.S. or foreign stocks, which allows for more flexibility when implementing an underlying broad-based global equity exposure, in addition to using other coverage methods described below.

Other coverage methods include 1) covering the notional value with cash or cash equivalents, 2) using call spreads or put spreads, 3) owning the underlying U.S. or foreign security, index, or ETF, 4) holding an offsetting option, 5) holding other liquid assets equal to at least the full value of the option or its exercise price, or 6) using a mix of several equity securities to achieve broad-based global exposure.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of U.S. or foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the MSCI All Country World Index (“MSCI ACWI Index”). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts (“ADRs”) which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on U.S. or foreign stock index ETFs, U.S. or foreign stock indices or individual U.S. or foreign stocks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, at least 80% of the value of the Portfolio’s net assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options.